Risk management (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
If requested
Disclosure of financial liabilities [line items]
Trade payables	R$ 8,472,498
Borrowings	38,938,064
Debentures	401,505
Braskem Idesa borrowings	10,504,592
Derivatives	260,569
Loan to non-controlling shareholder of Braskem Idesa	2,183,830
Leniency agreement	1,989,868
Total	62,750,926
If requested | Until one year
Disclosure of financial liabilities [line items]
Trade payables	8,435,246
Borrowings	806,418
Debentures	34,760
Braskem Idesa borrowings	10,504,592
Derivatives	76,355
Loan to non-controlling shareholder of Braskem Idesa	0
Leniency agreement	341,308
Total	20,198,679
If requested | Between one and two years
Disclosure of financial liabilities [line items]
Trade payables	37,252
Borrowings	6,469,288
Debentures	118,457
Braskem Idesa borrowings	0
Derivatives	55,449
Loan to non-controlling shareholder of Braskem Idesa	0
Leniency agreement	341,308
Total	7,021,754
If requested | Between two and five years
Disclosure of financial liabilities [line items]
Trade payables	0
Borrowings	5,479,526
Debentures	141,972
Braskem Idesa borrowings	0
Derivatives	128,765
Loan to non-controlling shareholder of Braskem Idesa	0
Leniency agreement	897,376
Total	6,647,639
If requested | More than five years
Disclosure of financial liabilities [line items]
Trade payables	0
Borrowings	26,182,832
Debentures	106,316
Braskem Idesa borrowings	0
Loan to non-controlling shareholder of Braskem Idesa	2,183,830
Leniency agreement	409,876
Total	28,882,854
Not requested
Disclosure of financial liabilities [line items]
Trade payables	8,472,498
Borrowings	38,938,064
Debentures	401,505
Braskem Idesa borrowings	13,667,249
Derivatives	260,569
Loan to non-controlling shareholder of Braskem Idesa	2,183,830
Leniency agreement	1,989,868
Total	65,913,583
Not requested | Until one year
Disclosure of financial liabilities [line items]
Trade payables	8,435,246
Borrowings	806,418
Debentures	34,760
Braskem Idesa borrowings	995,741
Derivatives	76,355
Loan to non-controlling shareholder of Braskem Idesa	0
Leniency agreement	341,308
Total	10,689,828
Not requested | Between one and two years
Disclosure of financial liabilities [line items]
Trade payables	37,252
Borrowings	6,469,288
Debentures	118,457
Braskem Idesa borrowings	2,482,602
Derivatives	55,449
Loan to non-controlling shareholder of Braskem Idesa	0
Leniency agreement	341,308
Total	9,504,356
Not requested | Between two and five years
Disclosure of financial liabilities [line items]
Trade payables	0
Borrowings	5,479,526
Debentures	141,972
Braskem Idesa borrowings	2,835,154
Derivatives	128,765
Loan to non-controlling shareholder of Braskem Idesa	0
Leniency agreement	897,376
Total	9,482,793
Not requested | More than five years
Disclosure of financial liabilities [line items]
Trade payables	0
Borrowings	26,182,832
Debentures	106,316
Braskem Idesa borrowings	7,353,752
Loan to non-controlling shareholder of Braskem Idesa	2,183,830
Leniency agreement	409,876
Total	R$ 36,236,606